Long-Term Debt, net - Schedule of Debt (Details) $ in Thousands		12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Long-Term Debt, net
Fair value of debt	$ (19,994)	$ (19,994)	$ (26,065)
Comprehensive Financing Plan exit fees accrued	22,139	22,139	21,583
Total long-term debt	1,423,812	1,423,812	1,666,156
Less: Deferred finance costs, net	(33,476)	(33,476)	(44,271)
Less: Current portion	(119,673)	(119,673)	(113,777)
Total long-term debt net of current portion and deferred finance cost	1,270,663	1,270,663	$ 1,508,108
Remaining borrowing availability	$ 0	$ 0
Weighted average interest rate on long-term borrowings (as a percent)	6.10%	6.10%	4.30%	3.10%
Number of vessels excluding sale and lease back arrangement | item	53
Carrying value of vessels	$ 2,118,000	$ 2,118,000
Interest paid		54,900	$ 71,900	$ 74,600
Interest cost incurred		55,200	70,700	$ 75,400
The Royal Bank of Scotland
Long-Term Debt, net
Long-term debt	458,604	458,604	474,743
Credit facility	475,500	475,500
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Long-Term Debt, net
Long-term debt	372,340	372,340	379,762
Credit facility	382,500	382,500
Citibank $114 mil. Facility
Long-Term Debt, net
Long-term debt	74,402	74,402	110,644
Credit facility	114,000	114,000
Credit Suisse
Long-Term Debt, net
Long-term debt	115,759	115,759	167,990
Credit facility	171,800	171,800
Citibank-Eurobank Credit Facility
Long-Term Debt, net
Long-term debt	27,455	27,455	35,544
Credit facility	37,600	37,600
Club Facility
Long-Term Debt, net
Long-term debt	143,389	143,389	202,439
Credit facility	206,200	206,200
Sinosure Cexim-Citibank-ABN Amro Credit Facility
Long-Term Debt, net
Long-term debt	40,680	40,680	61,020
Credit facility	203,400	203,400
Citibank $123.9 mil. Facility
Long-Term Debt, net
Long-term debt	88,793	88,793	122,523
Credit facility	123,900	123,900
Citibank $120 mil. Facility
Long-Term Debt, net
Long-term debt	100,245	100,245	$ 115,973
Credit facility	$ 120,000	$ 120,000